FEDERATED INCOME SECURITIES TRUST

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                               August 11, 2006



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, DC  20549


     RE: Form N-14
         FEDERATED INCOME SECURITIES TRUST
            Federated Short-Term Income Fund (the "Fund")
         1933 Act File No. 33-____
         1940 Act File No. 811-4577


Dear Sir or Madam:

      Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act"), is the Registration Statement on Form N-14 for Federated Income Securities Trust ("Trust").

      The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which the MDT Short-Term Bond Fund, a series of the MDT Funds, will transfer substantially all of its assets to the Federated Short-Term Income Fund, a portfolio of the Trust, in exchange for Class A Shares or Institutional Shares of the Federated Short-Term Income Fund.

      In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff's view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      It is proposed that this Registration Statement is to become effective on September 18, 2006, pursuant to Rule 488. We would appreciate receiving any comments you may have by August 31, 2006, in order to meet our print production schedule.

      Please contact Alice Helscher at 412.288.1202 with any questions regarding this filing.


                                                Very truly yours,



                                                /s/ Alice B. Helscher
                                                Alice B. Helscher
                                                Paralegal
Enclosures